                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment  [   ]; Amendment Number:
      This Amendment (Check only one):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alleghany Corporation
Address:    375 Park Avenue
            New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter R. Sismondo
Title:      Vice President, Controller, Treasurer and Assistant Secretary
Phone:      212-752-1356

Signature, Place, and Date of Signing:

     /s/ Peter R. Sismondo             New York, NY           February 11, 2004
--------------------------------------------------------------------------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         81
Form 13F Information Table Value Total:   $620,961
                                         (thousands)


List of Other Included Managers:

No.         Form 13F File Number                Name
---         --------------------                ----
2                                              RSUI Indemnity Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/03


          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6       COLUMN 7    COLUMN 8
----------------------------  --------------  ----------  --------  -------------------- -----------------  -------  ---------------
                                                                                            INVESTMENT                  VOTING
      NAME OF ISSUER          TITLE OF CLASS    CUSIP      MARKET    SHRS OR    SH/ PUT/    DISCRETION      MANAGER    AUTHORITY
                                                           VALUE     PRIN AMT   PRN CALL SOLE  SHRD  OTHER           SOLE SHRD NONE
                                                          (X 1000)                       (A)   (B)    (C)            (A)  (B)  (C)
----------------------------  --------------  ----------  --------  ----------  --- ---- ----  ----  -----  -------  ---- ---- ----
ALTRIA GROUP INC              COM              02209S103     1,361      25,000   SH               X             1     X
AMB PROPERTY CORP             COM              00163T109     2,436      74,100   SH               X             1     X
ALEXANDER & BALDWIN INC       COM              014482103       506      15,000   SH               X             1     X
AMEREN CORP                   COM              023608102     4,600     100,000   SH               X             1     X
AMERICAN EXPRESS CO           COM              025816109       965      20,000   SH               X             1     X
AMERICAN INTL GROUP INC       COM              026874107     1,326      20,000   SH               X             1     X
APPLERA CORP                  COM AP BIO GRP   038020103       828      40,000   SH               X             1     X
APPLIED MATLS INC             COM              038222105       561      25,000   SH               X             1     X
ARCH COAL INC                 COM              039380100     8,479     272,035   SH               X             1     X
ARCH COAL INC                 COM              039380100    19,574     627,965   SH               X             2     X
ARCHSTONE SMITH TR            COM              039583109     2,479      88,593   SH               X             1     X
AUTODESK INC                  COM              052769106       615      25,000   SH               X             1     X
AVALONBAY CMNTYS INC          COM              053484101     2,312      48,364   SH               X             1     X
AVERY DENNISON CORP           COM              053611109       560      10,000   SH               X             1     X
BANK OF AMERICA CORPORATION   COM              060505104     8,043     100,000   SH               X             1     X
BERKSHIRE HATHAWAY INC DEL    CL B             084670207    11,227       1,531   SH               X             1     X
BIOGEN IDEC INC               COM              09062X903       918      25,000   SH               X             1     X
BOEING CO                     COM              097023105       632      15,000   SH               X             1     X
BURLINGTON RES INC            COM              122014103       554      10,000   SH               X             1     X
BURLINGTON NORTHN SANTA FE C  COM              12189T104   258,800   8,000,000   SH         X                   1     X
CIGNA CORP                    COM              125509109    85,497   1,486,910   SH         X                   1     X
CIGNA CORP                    COM              125509109   121,940   2,120,690   SH               X             2     X
CATERPILLAR INC DEL           COM              149123101       830      10,000   SH               X             1     X
CHUBB CORP                    COM              171232101     1,022      15,000   SH               X             1     X
CINERGY CORP                  COM              172474108     3,881     100,000   SH               X             1     X
COCA COLA CO                  COM              191216100     1,269      25,000   SH               X             1     X
CONOCOPHILLIPS                COM              20825C104       984      15,000   SH               X             1     X
CORPORATE OFFICE PPTYS TR     SH BEN INT       22002T108     2,428     115,600   SH               X             1     X
COSTCO WHSL CORP NEW          COM              22160K105     1,115      30,000   SH               X             1     X
COX COMMUNICATIONIS INC NEW   CL A             224044107     1,034      30,000   SH               X             1     X
DEERE & CO                    COM              244199105       976      15,000   SH               X             1     X
DISNEY WALT CO                COM DISNEY       254687106     1,050      45,000   SH               X             1     X
DOW CHEM CO                   COM              260543103     1,039      25,000   SH               X             1     X
EQUITY RESIDENTIAL            SH BEN INT       29476L107     2,272      77,000   SH               X             1     X
EXXON MOBIL CORP              COM              30231G102     1,230      30,000   SH               X             1     X
FEDERAL REALTY INVT TR        SH BEN INT NEW   313747206     2,282      59,440   SH               X             1     X
FEDEX CORP                    COM              31428X106     1,013      15,000   SH               X             1     X
GRAINGER W W INC              COM              384802104       948      20,000   SH               X             1     X
GREAT PLAINS ENERGY INC       COM              391164100     3,182     100,000   SH               X             1     X
GUIDANT CORP                  COM              401698105     1,204      20,000   SH               X             1     X
HEARST-ARGYLE TELEVISION INC  COM              422317107       551      20,000   SH               X             1     X
INTEL CORP                    COM              458140100       641      20,000   SH               X             1     X
INTERNATIONAL BUSINESS MACHS  COM              459200101     1,112      12,000   SH               X             1     X
JEFFERSON PILOT CORP          COM              475070108     1,013      20,000   SH               X             1     X
JOHNSON & JOHNSON             COM              478160104     2,583      50,000   SH               X             1     X
LAUDER ESTEE COS INC          CL A             518439104       589      15,000   SH               X             1     X
LIBERTY MEDIA CORP NEW        COM SER A        530718105     1,308     110,000   SH               X             1     X
LILLY ELI & CO                COM              532457108     1,055      15,000   SH               X             1     X
LINDSAY MFG CO                COM              535555106       379      15,000   SH               X             1     X
MBIA INC                      COM              55262C100       296       5,000   SH               X             1     X
MACERICH CO                   COM              554382101     2,466      55,410   SH               X             1     X
MACK CALI RLTY CORP           COM              554489104     2,372      57,000   SH               X             1     X
MANPOWER INC                  COM              56418H100       706      15,000   SH               X             1     X
MARSH & MCLENNAN COS INC      COM              571748102     1,437      30,000   SH               X             1     X
MEDTRONIC INC                 COM              585055106     1,458      30,000   SH               X             1     X
MERCK & CO INC                COM              589331107       693      15,000   SH               X             1     X
MICROSOFT CORP                COM              594918104     1,916      70,000   SH               X             1     X
MILLIPORE CORP                COM              601073109     1,292      30,000   SH               X             1     X
NEWELL RUBBERMAID INC         COM              651229106       455      20,000   SH               X             1     X
NOBLE ENERGY INC              COM              655044105       666      15,000   SH               X             1     X
NEWS CORP LTD                 SP ADR PFD       652487802     1,059      35,000   SH               X             1     X
NORDSTROM INC                 COM              655664100       686      20,000   SH               X             1     X
NOVARTIS AG                   SPONSORED ADR    66987V109     1,147      25,000   SH               X             1     X
OLD REP INTL CORP             COM              680223104     3,804     150,000   SH               X             1     X
PEPCO HOLDINGS INC            COM              713291902     1,954     100,000   SH               X             1     X
PINNACLE WEST CAP CORP        COM              723484101     4,002     100,000   SH               X             1     X
PUBLIC STORAGE INC            COM              74460D109     2,226      51,300   SH               X             1     X
ROHM & HAAS CO                COM              775371107     1,068      25,000   SH               X             1     X
RYDER SYS INC                 COM              783549108       683      20,000   SH               X             1     X
SBC COMMUNICATIONS INC        COM              78387G103     1,304      50,000   SH               X             1     X
SL GREEN RLTY CORP            COM              78440X101     2,393      58,300   SH               X             1     X
SAFECO CORP                   COM              786429100     3,893     100,000   SH               X             1     X
SCHLUMBERGER LTD              COM              806857108     1,094      20,000   SH               X             1     X
SIGMA ALDRICH CORP            COM              826552101       572      10,000   SH               X             1     X
SONY CORP                     ADR NEW          835699307       693      20,000   SH               X             1     X
TAUBMAN CTRS INC              COM              876664103     2,122     103,000   SH               X             1     X
TEXAS INSTRS INC              COM              882508104       588      20,000   SH               X             1     X


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

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6       COLUMN 7    COLUMN 8
----------------------------  --------------  ----------  --------  -------------------- -----------------  -------  ---------------
                                                                                            INVESTMENT                  VOTING
      NAME OF ISSUER          TITLE OF CLASS    CUSIP      MARKET    SHRS OR    SH/ PUT/    DISCRETION      MANAGER    AUTHORITY
                                                           VALUE     PRIN AMT   PRN CALL SOLE  SHRD  OTHER           SOLE SHRD NONE
                                                          (X 1000)                       (A)   (B)    (C)            (A)  (B)  (C)
----------------------------  --------------  ----------  --------  ----------  --- ---- ----  ----  -----  -------  ---- ---- ----
3M CO                         COM              88579Y101     1,275      15,000   SH               X             1     X
UNITED DOMINION REALTY TR IN  COM              910197102     2,383     124,100   SH               X             1     X
UNITED FIRE & CAS CO          COM              910331107     3,055      75,684   SH               X             1     X
WACHOVIA CORP 2ND NEW         COM              929903102       932      20,000   SH               X             1     X
WAL MART STORES INC           COM              931142103     1,592      30,000   SH               X             1     X
WEYERHAUSER CO                COM              962166104     1,280      20,000   SH               X             1     X

GRAND TOTAL                                                620,961  15,639,022


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